LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 17, 2021 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A and B

Effective on or about February 22, 2022, Franklin Templeton Investor Services, LLC (“Investor Services”) will replace BNY Mellon Investment Servicing (US) Inc. as transfer agent for each fund listed in Schedules A and B. Investor Services serves as transfer agent for most Franklin Templeton funds. Once Investor Services becomes transfer agent for your fund, you will be able to exchange shares of your fund with shares of the same class of additional funds within the Franklin Templeton family. In addition, your holdings of Legg Mason funds and Franklin Templeton funds may be aggregated for purposes of determining eligibility for applicable sales charge reductions or waivers. This supplement provides new contact information for Investor Services as follows and effects the changes discussed above and other changes that will be implemented in connection with Investor Services becoming transfer agent.

Once Investor Services becomes transfer agent for your fund, the following mailing addresses and telephone number replace the addresses and telephone numbers in the SAI for each fund listed in Schedules A and B:

Mail:	Regular Mail	Overnight
	Legg Mason Funds	Legg Mason Funds
	P.O. Box 33030	100 Fountain Parkway
	St. Petersburg, FL 33733-8030	St. Petersburg, FL 33716-1205

Phone:	(877) 6LM-FUND/656-3863

In connection with the change in transfer agent, the following changes will be effective on or about February 22, 2022.

1a)	The following information replaces any information to the contrary in the SAI for each fund listed in Schedules A and B:

For Class A, Class C and Class C1 shares (as applicable) and Class I and Class IS shares purchased through a Service Agent acting as agent on behalf of its customers, the initial and additional investment minimums for systematic investment plans are reduced from $50 to $25.

2a)	For each of the funds listed in Schedules A and B, the following replaces the second paragraph of the section titled “Custodian and Transfer Agent” in each fund’s SAI:

Franklin Templeton Investor Services, LLC (“Investor Services”) is the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, Rancho Cordova, CA 95670-7313. Please send all correspondence to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733-8030.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

In addition, Investor Services may make payments (or cause payments to be made) to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

For all classes of shares of the Fund, except for Class IS shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution’s name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called “Beneficial Owners”); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class IS shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

2b)	For each of the funds listed in Schedules A and B, the following replaces the section titled “Purchase of Shares- Systematic Investment Plan” in each fund’s SAI:

Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders may arrange for automatic periodic investments of $25 or more in certain share classes by authorizing the Distributor or the transfer agent to charge the shareholder’s account held with a bank or other financial institution, as indicated by the shareholder, to provide for systematic additions to the shareholder’s Fund account. Shareholders have the option of selecting the frequency of the investment as long as the investment equals a minimum of $25 per month. Shareholders may terminate participation in the Systematic Investment Plan at any time without charge or penalty. Additional information is available from the Fund or your Service Agent.

2c)

For each of the funds listed in Schedule A, the following replaces all references to “Legg Mason fund(s)” in the section titled “Purchase of Shares- Sales Charge Waivers and Reductions for Class A Shares” in each fund’s SAI:

fund(s) sold by the Distributor

2d)

For each of the funds listed in Schedule A, the following replaces the section titled “Purchase of Shares- Sales Charge Waivers and Reductions for Class A Shares-Eligible Fund Purchases” in each fund’s SAI:

Eligible Fund Purchases. Eligible Fund Purchases include: (i) any class of shares of any other Legg Mason or Franklin Templeton fund other than shares of such funds offered through separately managed accounts that are managed by Legg Mason or Franklin Templeton; and (ii) units of a Section 529 Plan managed by Legg Mason or Franklin Templeton. Shares of certain money market funds sold by the Distributor may be combined for purposes of the Letter of Intent. Eligible funds may change from time to time, investors should check with their Service Agent to see which funds or Section 529 plans may be eligible.

For purposes of a letter of intent and the accumulation privilege, Legg Mason and Franklin Templeton funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the Fund for more information.

2e)	For each of the funds listed in Schedule A, the following replaces the section titled “Purchase of Shares- Sales Charge Waivers and Reductions for Class A Shares-Eligible Accounts” in each fund’s SAI:

Eligible Accounts. Eligible Accounts include shares of Legg Mason or Franklin Templeton funds registered to (or held by a financial intermediary for):

•	You, individually;

•	Your “family member” defined as your spouse or domestic partner, as recognized by applicable state law, or your children;

•	You jointly with one or more family members;

•

You jointly with one or more persons who are not family members if that other person has not included the value of the jointly-owned shares for purposes of the accumulation privilege for that person’s separate investments in Legg Mason or Franklin Templeton fund shares;

•	A Coverdell Education Savings account for which you or a family member is the identified responsible person;

•

A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member’s Social Security number;

•	A 529 college savings plan over which you or a family member has investment discretion and control;

•

Any entity over which you or a family member has individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account (not to include retirement plans) for your solely owned business (or the solely owned business of a family member) on which you or a family member is the authorized signer); or

•	A trust established by you or a family member as grantor.

You may need to provide certain records, such as account statements, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your asset goal amount. A Letter of Intent is not available to Distributor Accounts.

2f)

For each of the funds listed in Schedules A and B, the following replaces all references to “Legg Mason fund(s)” in the sections titled “Purchase of Shares- Contingent Deferred Sales Charge Provisions” and “Purchase of Shares- Waivers of Contingent Deferred Sales Charge” in each fund’s SAI:

fund(s) sold by the Distributor

2g)	For each of the funds listed in Schedules A and B, the following replaces the first and second paragraphs of the section titled “Redemption of Shares- Systematic Withdrawal Plan” in each fund’s SAI:

The Systematic Withdrawal Plan permits you to have a specified dollar amount automatically withdrawn from your account on a regular basis (i.e., on a monthly, quarterly, semi-annual or annual basis). The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the Fund. You should contact your Service Agent to determine if it offers a similar service.

Class A, Class C, Class C1 and Class D Shareholders. Class A, Class C, Class C1 and Class D shareholders having an account with a balance of $5,000 or more may elect to make withdrawals of a minimum of $50 per transaction per month. For retirement plans subject to mandatory distribution requirements, the minimum withdrawal amounts will not apply. There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Check mailed by the Fund’s transfer agent—Fund shares will be redeemed on the day of the month indicated on your account application, (or if no day is indicated, on the 20th day of the month) or the next business day and a check for the proceeds will be mailed within three business days. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month; or (2) ACH to checking or savings account—redemptions of Fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. You may change the amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the Fund or your Service Agent. The Fund, its transfer agent, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. See “Waivers of Contingent Deferred Sales Charge,” above, for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

2h)	For each of the funds listed in Schedules A and B, the following replaces all references to “Legg Mason fund(s)” in the section titled “Exchange of Shares” in each fund’s SAI:

fund(s) sold by the Distributor

2i)	For each of the funds listed in Schedules A and B, the last paragraph in the section titled “Exchange of Shares” in each fund’s SAI is deleted in its entirety.

SCHEDULE A

Fund	Date of SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund	January 29, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2021
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
ClearBridge Value Trust	March 1, 2021
Franklin Global Market Neutral Fund	January 29, 2021
Franklin International Equity Fund	January 29. 2021
Franklin Strategic Real Return Fund	January 29, 2021
Franklin U.S. Small Cap Equity Fund	May 1, 2021
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Sustainable Equity Fund	September 30, 2021

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	July 30, 2021
BrandywineGLOBAL – High Yield Fund	July 30, 2021
ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021

Fund	Date of SAI
ClearBridge Tactical Dividend Income Fund	March 1, 2021
Franklin Global Dividend Fund	January 29, 2021
Franklin Global Equity Fund	March 1, 2021
Franklin Multi-Asset Conservative Growth Fund	May 28, 2021
Franklin Multi-Asset Defensive Growth Fund	May 28, 2021
Franklin Multi-Asset Growth Fund	May 28, 2021
Franklin Multi-Asset Moderate Growth Fund	May 28, 2021
Franklin S&P 500 Index Fund	January 29, 2021
Franklin U.S. Large Cap Equity Fund	March 31, 2021

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2021
Western Asset Corporate Bond Fund	May 1, 2021
Western Asset Emerging Markets Debt Fund	June 30, 2021
Western Asset Global High Yield Bond Fund	May 1, 2021
Western Asset Income Fund	November 29, 2021
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2021
Western Asset Intermediate-Term Municipals Fund	July 30, 2021
Western Asset Managed Municipals Fund	June 30, 2021
Western Asset Massachusetts Municipals Fund	March 31, 2021
Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Municipal High Income Fund	November 29, 2021
Western Asset New Jersey Municipals Fund	July 30, 2021
Western Asset New York Municipals Fund	July 30, 2021
Western Asset Oregon Municipals Fund	August 30, 2021
Western Asset Pennsylvania Municipals Fund	July 30, 2021
Western Asset Short Duration High Income Fund	November 29, 2021
Western Asset Short Duration Municipal Income Fund	June 30, 2021
Western Asset Short-Term Bond Fund	May 1, 2021

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2021
Western Asset Core Plus Bond Fund	May 1, 2021
Western Asset High Yield Fund	September 30, 2021
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2021
Western Asset Intermediate Bond Fund	September 30, 2021
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2021

SCHEDULE B

Fund	Date of SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Ultra-Short Income Fund	September 30, 2021

Please retain this supplement for future reference.

LMFX713667

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